Fair Value Measurements (Schedule Of Fair Value Of Financial Assets And Liabilities Measured On A Recurring Basis) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011
Fair Value [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	$ 1,065,243	$ 1,000,121
Total	3,981,961	4,312,297
Quoted Prices In Active Markets Level 1 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases
Total
Significant Other Observable Inputs Level 2 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases	1,065,243	1,000,121
Total	3,981,961	4,312,297
Significant Unobservable Inputs Level 3 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Natural gas purchases
Total
Interest Rate Swap [Member] | Fair Value [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps	2,916,718	3,312,176
Interest Rate Swap [Member] | Quoted Prices In Active Markets Level 1 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps
Interest Rate Swap [Member] | Significant Other Observable Inputs Level 2 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps	2,916,718	3,312,176
Interest Rate Swap [Member] | Significant Unobservable Inputs Level 3 [Member]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis and Fair Value Measurement Inputs [Line Items]
Interest rate swaps